Shareholder Report, Average Annual Return (Details) 197653_Valkyrie Bitcoin Futures Leveraged Strategy ETF_TF_TSR Annual {TF}	12 Months Ended	19 Months Ended
	Sep. 30, 2025	Sep. 30, 2025
CoinShares Bitcoin Leverage ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	CoinShares Bitcoin Leverage ETF NAV
Average Annual Return, Percent	111.68%	66.92%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	17.60%	21.72%